Investment Securities - Summary of Other Than Temporary Impairment by Investment Category (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Other Gains (Losses)	$ 8	$ 12	$ (25)
Available-for-Sale Securities [Member]
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Losses Recorded in Earnings	(14)	(74)	(35)
Other Gains (Losses)	8	12	(25)
Total Available for sale other-than-temporary impairment	(6)	(62)	(60)
Available-for-Sale Securities [Member] | Residential Non-Agency Prime [Member]
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Losses Recorded in Earnings	(6)	(12)	(3)
Other Gains (Losses)	2	(9)	(5)
Total Available for sale other-than-temporary impairment	(4)	(21)	(8)
Available-for-Sale Securities [Member] | Residential Non-Agency Non-Prime [Member]
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Losses Recorded in Earnings	(8)	(33)	(24)
Other Gains (Losses)	6	21	(23)
Total Available for sale other-than-temporary impairment	(2)	(12)	(47)
Commercial Non-Agency Mortgage-Backed Securities [Member] | Available-for-Sale Securities [Member]
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Losses Recorded in Earnings		(1)
Other Gains (Losses)		(1)
Total Available for sale other-than-temporary impairment		(2)
Perpetual preferred securities [Member] | Available-for-Sale Securities [Member]
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Losses Recorded in Earnings		(27)
Other Gains (Losses)
Total Available for sale other-than-temporary impairment		(27)
Other Asset-Backed Securities [Member] | Available-for-Sale Securities [Member]
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Losses Recorded in Earnings		(1)	(4)
Other Gains (Losses)		1	3
Total Available for sale other-than-temporary impairment			(1)
Obligations of state and political subdivisions [Member] | Available-for-Sale Securities [Member]
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Losses Recorded in Earnings			(4)
Other Gains (Losses)
Total Available for sale other-than-temporary impairment			$ (4)